Mayer Brown LLP

1999 K Street NW

Washington, DC 20006

Adam D. Kanter

Direct Dial: (202) 263-3164

Facsimile: (202) 263-5385

Email: akanter@mayerbrown.com

                                 August 5, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	DNP Select Income Fund Inc.
Registration Statement on Form N-2 (File No. 811-04915)

Ladies and Gentlemen:

On behalf of DNP Select Income Fund Inc., a Maryland corporation registered under the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end diversified management investment company (the “Company”), filed herewith is a Registration Statement on Form N-2, including exhibits, filed under the Securities Act of 1933 and the Investment Company Act.

On August 26, 2008, the Company received an order under section 6(c) of the Investment Company Act (Investment Company Act Release No. 28368), granting an exemption from section 19(b) of the Investment Company Act and rule 19b-1 thereunder to conditionally permit the Company to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified by or determined in accordance with the terms of any outstanding preferred stock as the Company may issue.

Please direct any questions regarding this filing to the undersigned at (202) 263-3164 or AKanter@mayerbrown.com, or to Lawrence R. Hamilton at (312) 701-7055 or LHamilton@mayerbrown.com.

Very truly yours,

/s/ Adam D. Kanter

Adam D. Kanter